Lease arrangements - Summary of right of use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease arrangements
At start of year	£ 161	£ 216
Additions	34	25
Acquisitions	3
Remeasurement	8	9
Disposals	(8)	(5)
Depreciation	(63)	(66)
Impairment		(14)
Exchange translation differences	10	(4)
At end of year	£ 145	£ 161